Contingencies, Commitments, and Responsibilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant allowances for loan losses:

	As of December 31,
	2021	2020
	MCh$	MCh$
Collateral and guarantees	552,340	437,396
Confirmed foreign letters of credit	2,756	2,207
Letters of credit issued	291,975	136,561
Documented guarantees	1,800,785	1,407,102
Available on demand credit lines	4,496,446	2,656,219
Other credit commitments	715,621	754,375
Totals	7,859,923	5,393,860

Schedule of Responsibilities Arising From the Regular Course of Business

The Bank and its subsidiaries have the following responsibilities arising from its regular course of business:

	As of December 31,
	2021	2020
	MCh$	MCh$
Third party operations
Collections	18,270	16,540
Transferred financial assets managed by the Bank	1,122,204	1,183,053
Third party funds under management	—	—
Subtotals	1,140,474	1,199,593
Custody of securities
Securities held in custody	3,818,287	2,269,967
Securities held in custody deposited in other entities	245,863	259
Securities issued by the Bank held in custody	100,106	105,585
Subtotals	4,164,256	2,375,811
Totals	5,304,730	3,575,404

Schedule of Insurance Policies Held

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04/15/2021	04/14/2022	60.000 & 500	Itaú Corredores de Seguros S.A.

Schedule of Performance Bond

Entity	From	To	Amount (UF)	Beneficiary
Itaú Corpbanca Chile	04/22/2021	04/22/2022	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A.	04/22/2020	04/22/2022	4,000	Bolsa de Comercio de Santiago

Schedule of Comprehensive Insurance Policy

In addition, the Company has contracted a comprehensive insurance policy to provide for possible situations of operational fidelity. The detail of the comprehensive insurance policy is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	06/19/2021	06/19/2022	5,000 & 10,000	Bolsa Electrónica de Chile

Schedule of Guarantee Slips and Beneficiaries

Entity	From	To	Amount (UF)	Amount (MCh$)	Beneficiary
Banco Santander Chile	08/30/2017	05/31/2022	15,000	465	Corporación de Fomento de la Producción CORFO
Banco Santander Chile	08/30/2021	05/31/2023	500	15	Corporación de Fomento de la Producción CORFO
Banco Bice	12/30/2021	04/30/2023	500	15	Corporación de Fomento de la Producción CORFO
Banco Bice	12/30/2022	04/30/2024	15,000	465	Corporación de Fomento de la Producción CORFO